Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Treasury Share capital	Share premium	Other reserves	Accumulated deficit
Balance at beginning of period (in shares) at Dec. 31, 2022		66,398,164	2,166,944
Balance at beginning of period at Dec. 31, 2022	$ 200,130	$ 3,464	$ (117)	$ 471,623	$ 23,963	$ (298,803)
Loss for the period	(78,981)					(78,981)
Other comprehensive income (loss)	14,825				14,825
Total comprehensive loss for the period	(64,156)				14,825	(78,981)
Share-based compensation	15,242				15,242
Transactions with owners
Share options exercised and vesting of Restricted Stock Units (in shares)			999,339
Share options exercised and vesting of Restricted Stock Units	226		$ 55	223	(52)
Issuance of shares to be held as treasury shares (in shares)		10,500,000	10,500,000
Issuance of shares to be held as treasury shares	0	$ 584	$ (584)
Balance at end of period (in shares) at Dec. 31, 2023		76,898,164	11,667,605
Balance at end of period at Dec. 31, 2023	151,442	$ 4,048	$ (646)	471,846	53,978	(377,784)
Loss for the period	(62,493)					(62,493)
Other comprehensive income (loss)	(9,352)				(9,352)
Total comprehensive loss for the period	(71,845)				(9,352)	(62,493)
Share-based compensation	16,488				16,488
Transactions with owners
Share options exercised and vesting of Restricted Stock Units (in shares)			1,456,526
Share options exercised and vesting of Restricted Stock Units	405		$ 84	398	(77)
Issuance of shares to be held as treasury shares (in shares)		2,423,056	2,423,056
Issuance of shares to be held as treasury shares	0	$ 140	$ (140)
Balance at end of period (in shares) at Dec. 31, 2024		79,321,220	12,634,135
Balance at end of period at Dec. 31, 2024	96,490	$ 4,188	$ (702)	472,244	61,037	(440,277)
Loss for the period	(78,999)					(78,999)
Other comprehensive income (loss)	11,996				11,996
Total comprehensive loss for the period	(67,003)				11,996	(78,999)
Share-based compensation	16,205				16,205
Transactions with owners
Share options exercised and vesting of Restricted Stock Units (in shares)			1,571,015
Share options exercised and vesting of Restricted Stock Units	346		$ 96	338	(88)
Issuance of shares to be held as treasury shares (in shares)		10,000,000	10,000,000
Issuance of shares to be held as treasury shares	$ 0	$ 626	$ (626)
Proceeds from ATM offering, net of transaction costs (in shares)	228,238		228,238
Proceeds from ATM offering, net of transaction costs	$ 1,107		$ 14	1,093
Balance at end of period (in shares) at Dec. 31, 2025		89,321,220	20,834,882
Balance at end of period at Dec. 31, 2025	$ 47,145	$ 4,814	$ (1,218)	$ 473,675	$ 89,150	$ (519,276)